HEDGING ACTIVITIES - Schedule of Notational Maturity Profile (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Notional amount	€ 1,492	€ 1,214	€ 1,221
Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,255	1,214	1,221
Commodity
Disclosure of detailed information about hedging instruments [line items]
Notional amount	237
Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	439	196	236
Less than 1 year | Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount	227	196	236
Less than 1 year | Commodity
Disclosure of detailed information about hedging instruments [line items]
Notional amount	212
1 to 3 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,053	526	22
1 to 3 years | Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,028	526	22
1 to 3 years | Commodity
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25
3 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	492	963
3 to 5 years | Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	€ 492	€ 963
3 to 5 years | Commodity
Disclosure of detailed information about hedging instruments [line items]
Notional amount	€ 0